Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005443
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%	3.84%	9.81%
Without Sales Load [Member] | C000005444
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%	3.58%	9.54%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%